UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ed McConnell
Title:   Chief Compliance Officer
Phone:   770.514.1617

Signature, Place, and Date of Signing:

/s/ H. Edward McConnell, III       Brentwood, Tennessee         05-04-2010
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $283,906 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class

Ishares Barclays Agg Bond	ETF	464287226	15963	153195	SH		Sole		40018		113177
Ishares Barclays TIPS		ETF	464287176	9070	87296	SH		Sole		54106		33190
Ishares Coh & Strs Realty 	ETF	464287564	5463	95371	SH		Sole		25039		70332
Ishares Diversified Alt		ETF	464294107	7940	160314	SH		Sole		37892		122422
IShares DJ US Real Estate	ETF	464287739	3692	74173	SH		Sole		8687		65486
Ishares Russell 2000		ETF	464287655	258	3800	SH		Sole				3800
Ishares S&P Citygroup Int'l Tr	ETF	464288117	4311	42975	SH		Sole		6711		36264
Ishares S&P Nat'l AMT-Free	ETF	464288414	266	2580	SH		Sole				2580
Ishares S&P U. S. Preferred St	ETF	464288687	1728	44622	SH		Sole		13385		31237
PowerShares DB G10 Crncy	ETF	73935Y102	31487	1334766	SH		Sole		225156		1109610
PowerShares Dynamic Dev. Int'l	ETF	73936T805	753	46018	SH		Sole				46018
PowerShares Dynamic Market Por	ETF	73935X104	776	19556	SH		Sole				19556
PowerShares FTSE RAFI Intl Em	ETF	73936T763	5393	234897	SH		Sole		53228		181669
PowerShares FTSE RAFI US 1000	ETF	73935X583	8477	164059	SH		Sole		36134		127925
PowerShares Preferred Port	ETF	73936T565	3633	260398	SH		Sole		37404		222994
PowerShares S&P 500 Buy Wr	ETF	73936G308	18807	869108	SH		Sole		117771		751337
Powershares DB Cmdty Indx 	ETF	73935S105	21821	927769	SH		Sole		134970		792799
Powershares FTSE RAFI Dev Mkt	ETF	73936T789	8093	215187	SH		Sole		49675		165512
Powershares FTSE RAFI Dev Mkt	ETF	73936T771	3522	160290	SH		Sole		36662		123628
Powershares FTSE RAFI US 1500 	ETF	73935X567	3500	62770	SH		Sole		14066		48704
Powershares Zachs Small Cap	ETF	73935X674	250	12878	SH		Sole				12878
Proshares CS 130/30		ETF	74347R248	11505	215691	SH		Sole		47484		168207
S&P Short Term Nat'l AMT-Free	ETF	464288158	265	2523	SH		Sole				2523
SPDR Barclays Capital TIPS	ETF	78464A656	9066	177070	SH		Sole		54838		122232
SPDR Barclays Intl Treas Bd	ETF	78464A516	10853	193943	SH		Sole		38443		155500
SPDR Barclays Municipal Bond	ETF	78464A458	286	12595	SH		Sole				12595
SPDR DJ Int'l Real Estate	ETF	78463X863	3904	111295	SH		Sole		24337		86958
SPDR S&P 500			ETF	78462F103	9793	83700	SH		Sole		15928		67772
Spdr Series TRUST		ETF	78464A425	285	11889	SH		Sole				11889
Vanguard Bond Index Fund	ETF	921937835	14251	179940	SH		Sole		52671		127269
WisdomTree DIEFA Int'l Fd	ETF	97717W703	8550	184504	SH		Sole		40534		143970
WisdomTree Emerging Fixed Cur	ETF	97717W133	5322	239414	SH		Sole		63726		175688
WisdomTree Emerging Mkt Equity	ETF	97717W315	5001	95416	SH		Sole		20966		74450
WisdomTree Int'l Real Estate	ETF	97717W331	4265	159216	SH		Sole		36550		122666
WisdomTree Int'l Sm Cap Div	ETF	97717W760	3470	73633	SH		Sole		17101		56532
WisdomTree SmallCap Earnings 	ETF	97717W562	3451	77616	SH		Sole		17895		59721